SUBSIDIARIES (Detail Textuals) $ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended
	Jul. 25, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) Subsidiary	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Number of wholly owned subsidiaries | Subsidiary			27
Present value of total consideration	$ 211,770
Purchase price of intellectual property assets			$ 8,750	$ 4,966	$ 4,858
Issuance of ordinary shares			0	$ 134,558	$ 0
Amobee
Disclosure of detailed information about business combination [line items]
Present value of total consideration	211,770
Amount of cash raised from the amount of secured credit facility and not from cash resources	100,000
Amount of secured credit facility	$ 180,000
Percentage of issued and outstanding shares acquired	100.00%
Purchase price of intellectual property assets	$ 82,000
Consolidated loss		$ (12,600)	55,200
Consolidated revenue		36,800	427,600
Present value of contract liabilities recognised as of acquisition date	9,019
Acquisition related costs	$ 5,300
Acquisition related cost paid			2,200
Amobee Asia Pte. Ltd
Disclosure of detailed information about business combination [line items]
Present value of total consideration						$ 9,000
Present value of contract liabilities recognised as of acquisition date		8,700	8,700
Contract liabilities included in the long term		$ 7,300	$ 7,300
Term of contract with customer						The agreement is for five years, automatically renewing for one-year periods